Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area - Nukkleus Inc.[Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Schedule of Cash Balances by Geographic Area [Abstract]
Total cash	$ 246,650	$ 364,023	$ 403,771	$ 74,245
Cash percentage	100.00%	100.00%	100.00%
United States [Member]
Schedule of Cash Balances by Geographic Area [Abstract]
Total cash	$ 183,686	$ 47,860
Cash percentage	74.50%	13.10%	81.10%
United Kingdom [Member]
Schedule of Cash Balances by Geographic Area [Abstract]
Total cash	$ 61,986	$ 315,989
Cash percentage	25.10%	86.80%	18.90%
Lithuania [Member]
Schedule of Cash Balances by Geographic Area [Abstract]
Total cash	$ 804
Cash percentage	0.30%
Malta [Member]
Schedule of Cash Balances by Geographic Area [Abstract]
Total cash	$ 174	$ 174
Cash percentage	0.10%	0.10%	0.00%